CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Total equity (deficit) attributable to shareholders of the Company Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Total equity (deficit) attributable to shareholders of the Company Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Total equity (deficit) attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A Ordinary shares with liquidation preference Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Ordinary shares Class A Ordinary shares with liquidation preference CNY (¥) shares	Ordinary shares Class A Ordinary shares with liquidation preference USD ($) shares	Ordinary shares Class B ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Additional paid-in capital CNY (¥)	Retained earnings (Accumulated Deficit) Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Retained earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Retained earnings (Accumulated Deficit) CNY (¥)	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interests Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	Cumulative effect of the adoption of ASU 2016-13 CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at the beginning at Dec. 31, 2021			¥ 579,426		¥ 218			¥ 56		¥ 764,502			¥ (176,403)		¥ (8,947)		¥ (14,811)					¥ 564,615
Balances at the beginning (in shares) at Dec. 31, 2021 | shares					303,289,537	303,289,537		73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			98,099										98,099				(2,017)					96,082
Other comprehensive loss			(1,918)												(1,918)							(1,918)
Total comprehensive income (loss)			96,181												(1,918)		(2,017)					94,164
Acquisition of non-controlling interest			(7,279)							(7,279)							6,929					(350)
Initial public offering ("IPO") proceeds net of listing expenses			365,784		¥ 11					365,773												365,784
Initial public offering ("IPO") proceeds net of listing expenses (in shares) | shares					16,387,500	16,387,500
Share-based compensation			163,193							163,193												163,193
Balances at the end at Dec. 31, 2022	¥ (1,028)	¥ 1,196,277	1,197,305	¥ 229	¥ 229		¥ 56	¥ 56	¥ 1,286,189	1,286,189	¥ (1,028)	¥ (79,332)	(78,304)	¥ (10,865)	(10,865)	¥ (9,899)	(9,899)			¥ (1,028)	¥ 1,186,378	1,187,406
Balances at the end (in shares) at Dec. 31, 2022 | shares				319,677,037	319,677,037	319,677,037	73,680,917	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			737,137										737,137				1,920					739,057
Other comprehensive loss			15,634												15,634							15,634
Total comprehensive income (loss)			752,771												15,634		1,920					754,691
Exercise of stock options			105,621		¥ 15					105,606												105,621
Exercise of stock options (in shares) | shares					19,427,760	19,427,760
Retirement of shares (in shares) | shares					(5)	(5)
Dividend distribution to shareholders			(150,579)										(150,579)									(150,579)
Share-based compensation			163,978							163,978												163,978
Balances at the end at Dec. 31, 2023			2,068,068		¥ 244			¥ 56		1,555,773			507,226		4,769		(7,979)					2,060,089
Balances at the end (in shares) at Dec. 31, 2023 | shares					339,104,792,000	339,104,792,000		73,680,917										340,316,306	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the year			1,275,348										1,275,348				(2,364)					1,272,984	$ 174,398,000
Other comprehensive loss			(3,383)												(3,383)							(3,383)	(463,000)
Total comprehensive income (loss)			1,271,965												(3,383)		(2,364)					1,269,601	$ 173,935,000
Exercise of stock options			19,453		¥ 1	$ 1,772,148				19,452												¥ 19,453
Exercise of stock options (in shares) | shares																						1,772,148	1,772,148
Retirement of shares (in shares) | shares					(3,000)	(3,000)
Dividend distribution to shareholders			(436,048)										(436,048)									¥ (436,048)
Share-based compensation			32,792							32,792												32,792
Balances at the end at Dec. 31, 2024			¥ 2,956,230		¥ 245			¥ 56		¥ 1,608,017			¥ 1,346,526		¥ 1,386		¥ (10,343)					¥ 2,945,887	$ 403,585,000
Balances at the end (in shares) at Dec. 31, 2024 | shares					340,876,937	340,876,937		73,680,917										345,669,034	73,680,917